Equity (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Future Relinquishments of Incentive Distribution Rights [Table Text Block]
Schedule Of Common Units Sold In Public Offering
The following table summarizes Regency’s public offerings of Regency Common Units during the periods presented:

Date	Number of Regency Common Units	Price per Regency Unit	Net Proceeds
March 2012	12.7	$24.47	$297

Proceeds were used to repay amounts outstanding under the Regency Credit Facility and/or fund capital expenditures and capital contributions to joint ventures, as well as for general partnership purposes.
The following table summarizes ETP’s public offerings of ETP Common Units, all of which have been registered under the Securities Act of 1933 (as amended):

Date	Number of ETP Common Units	Price per ETP Unit	Net Proceeds
July 2012	15.5	$44.57	$671
April 2013	13.8	48.05	657

Proceeds from the offerings listed above were used to repay amounts outstanding under the ETP Credit Facility and/or to fund capital expenditures and capital contributions to joint ventures, and for general partnership purposes.

Change In ETE Common Units
The change in ETE Common Units during the years ended December 31, 2014, 2013 and 2012 was as follows:

	Years Ended December 31,
	2014	2013	2012
Number of Common Units, beginning of period	1,119.8	1,119.8	891.9
Repurchase of common units under buyback program	(42.3)	—	—
Issuance of common units in connection with Southern Union Merger (See Note 3)	—	—	227.9
Number of Common Units, end of period	1,077.5	1,119.8	1,119.8

Accumulated Other Comprehensive Income (Loss)
The following table presents the components of AOCI, net of tax:

	December 31,
	2014	2013
Available-for-sale securities	$3	$2
Foreign currency translation adjustment	(3)	(1)
Net losses on commodity related hedges	(1)	(4)
Actuarial gain (loss) related to pensions and other postretirement benefits	(57)	56
Investments in unconsolidated affiliates, net	2	8
Subtotal	(56)	61
Amounts attributable to noncontrolling interest	51	(52)
Total AOCI included in partners’ capital, net of tax	$(5)	$9

Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The table below sets forth the tax amounts included in the respective components of other comprehensive income (loss):

	December 31,
	2014	2013
Available-for-sale securities	$(1)	$(1)
Foreign currency translation adjustment	2	1
Actuarial gain relating to pension and other postretirement benefits	(37)	(39)
Total	$(36)	$(39)

Parent Company [Member]
Distributions Made to Limited Partner, by Distribution [Table Text Block]
Our distributions declared during the periods presented were as follows:

Quarter Ended	Record Date	Payment Date	Rate
December 31, 2011	February 7, 2012	February 17, 2012	$0.1563
March 31, 2012	May 4, 2012	May 18, 2012	0.1563
June 30, 2012	August 6, 2012	August 17, 2012	0.1563
September 30, 2012	November 6, 2012	November 16, 2012	0.1563
December 31, 2012	February 7, 2013	February 19, 2013	0.1588
March 31, 2013	May 6, 2013	May 17, 2013	0.1613
June 30, 2013	August 5, 2013	August 19, 2013	0.1638
September 30, 2013	November 4, 2013	November 19, 2013	0.1681
December 31, 2013	February 7, 2014	February 19, 2014	0.1731
March 31, 2014	May 5, 2014	May 19, 2014	0.1794
June 30, 2014	August 4, 2014	August 19, 2014	0.1900
September 30, 2014	November 3, 2014	November 19, 2014	0.2075
December 31, 2014	February 6, 2015	February 19, 2015	0.2250

ETP [Member]
Distributions Made to Limited Partner, by Distribution [Table Text Block]
ETP’s distributions declared during the periods presented below were as follows:

Quarter Ended	Record Date	Payment Date	Distribution per ETP Common Unit
December 31, 2011	February 7, 2012	February 14, 2012	$0.8938
March 31, 2012	May 4, 2012	May 15, 2012	0.8938
June 30, 2012	August 6, 2012	August 14, 2012	0.8938
September 30, 2012	November 6, 2012	November 14, 2012	0.8938
December 31, 2012	February 7, 2013	February 14, 2013	0.8938
March 31, 2013	May 6, 2013	May 15, 2013	0.8938
June 30, 2013	August 5, 2013	August 14, 2013	0.8938
September 30, 2013	November 4, 2013	November 14, 2013	0.9050
December 31, 2013	February 7, 2014	February 14, 2014	0.9200
March 31, 2014	May 5, 2014	May 15, 2014	0.9350
June 30, 2014	August 4, 2014	August 14, 2014	0.9550
September 30, 2014	November 3, 2014	November 14, 2014	0.9750
December 31, 2014	February 6, 2015	February 13, 2015	0.9950

Regency [Member]
Distributions Made to Limited Partner, by Distribution [Table Text Block]
Distributions declared by Regency during the periods presented were as follows:

Quarter Ended	Record Date	Payment Date	Distribution per Regency Common Unit
December 31, 2011	February 6, 2012	February 13, 2012	$0.4600
March 31, 2012	May 7, 2012	May 14, 2012	0.4600
June 30, 2012	August 6, 2012	August 14, 2012	0.4600
September 30, 2012	November 6, 2012	November 14, 2012	0.4600
December 31, 2012	February 7, 2013	February 14, 2013	0.4600
March 31, 2013	May 6, 2013	May 13, 2013	0.4600
June 30, 2013	August 5, 2013	August 14, 2013	0.4650
September 30, 2013	November 4, 2013	November 14, 2013	0.4700
December 31, 2013	February 7, 2014	February 14, 2014	0.4750
March 31, 2014	May 8, 2014	May 15, 2014	0.4800
June 30, 2014	August 7, 2014	August 14, 2014	0.4900
September 30, 2014	November 4, 2014	November 14, 2014	0.5025
December 31, 2014	February 6, 2015	February 13, 2015	0.5025

Sunoco Logistics [Member]
Distributions Made to Limited Partner, by Distribution [Table Text Block]
Sunoco Logistics Quarterly Distributions of Available Cash
Distributions declared by Sunoco Logistics during the periods presented were as follows:

Quarter Ended	Record Date	Payment Date	Distribution per Sunoco Logistics Common Unit
December 31, 2012	February 8, 2013	February 14, 2013	$0.2725
March 31, 2013	May 9, 2013	May 15, 2013	0.2863
June 30, 2013	August 8, 2013	August 14, 2013	0.3000
September 30, 2013	November 8, 2013	November 14, 2013	0.3150
December 31, 2013	February 10, 2014	February 14, 2014	0.3312
March 31, 2014	May 9, 2014	May 15, 2014	0.3475
June 30, 2014	August 8, 2014	August 14, 2014	0.3650
September 30, 2014	November 7, 2014	November 14, 2014	0.3825
December 31, 2014	February 9, 2015	February 13, 2015	0.4000

Sunoco LP [Member]
Distributions Made to Limited Partner, by Distribution [Table Text Block]
Sunoco LP Quarterly Distributions of Available Cash
Distributions declared by Sunoco LP subsequent to our acquisition on August 29, 2014 were as follows:

Quarter Ended	Record Date	Payment Date	Distribution per Sunoco LP Common Unit
September 30, 2014	November 18, 2014	November 28, 2014	$0.5457
December 31, 2014	February 17, 2015	February 27, 2015	0.6000